SIGNIFICANT ACCOUNTING POLICIES (Schedule of Stock-Based Compensation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	1.50%	0.81%	0.46%
Risk-free interest rate, maximum	3.00%	2.08%	1.73%
Expected volatility, minimum	48.00%	52.00%	49.49%
Expected volatility, maximum	57.00%	56.00%	53.54%
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Early exercise factor (as a percent)	150.00%	150.00%	150.00%
Forfeiture rate post vesting	0.00%	0.00%	5.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Early exercise factor (as a percent)	200.00%	200.00%	200.00%
Forfeiture rate post vesting	34.00%	23.00%	20.00%